LEGAL AND OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
LEGAL AND OTHER PROVISIONS
Disclosure of legal and other provisions

	For Legal		Other Provisions		Total Provisions
Balance as of December 31, 2015	Ps.	148,314	Ps.	451,913	Ps.	600,227
Provisions increase during the year		32,405		363,211		395,616
Use of provisions		(13,143)		(319,592)		(332,735)
Amounts reversed due to provisions not utilized		(12,938)		(30,249)		(43,187)
Reclassifications		1,111		(676)		435
Balance as of December 31, 2016	Ps.	155,749	Ps.	464,607	Ps.	620,356
Provisions increase during the year		32,670		222,349		255,019
Use of provisions		(15,012)		(117,643)		(132,655)
Amounts reversed due to provisions not utilized		(7,870)		(42,459)		(50,329)
Exchange differences		(184)		408		224
Balance as of December 31, 2017	Ps.	165,353	Ps.	527,262	Ps.	692,615
Impact of the adoption of IFRS 9 (1)		—		16,217		16,217
Balance as of January 01, 2018	Ps.	165,353	Ps.	543,479	Ps.	708,832
Provisions increase during the year		98,473		190,686		289,159
Use of provisions		(73,086)		(149,026)		(222,112)
Amounts reversed due to provisions not utilized		(64,562)		(19,852)		(84,414)
Exchange differences		(249)		4,072		3,823
Balance as of December 31, 2018	Ps.	125,929	Ps.	569,359	Ps.	695,288
(1)	Grupo Aval has initially adopted IFRS 15 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5.